Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
October 31, 2022
XS6-NPRT3-1222
1.967969.108
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,004,795	36,547,413
Frontier Communications Parent, Inc. (a)(b)	68,501	1,604,293
Lumen Technologies, Inc. (b)	287,345	2,114,859
Verizon Communications, Inc.	1,176,894	43,980,529
		84,247,094
Entertainment - 2.0%
Activision Blizzard, Inc.	217,446	15,830,069
AMC Entertainment Holdings, Inc. Class A (a)(b)	144,547	962,683
Electronic Arts, Inc.	72,725	9,160,441
Live Nation Entertainment, Inc. (a)	21,544	1,715,118
Madison Square Garden Sports Corp.	2,640	413,450
Netflix, Inc. (a)	67,295	19,642,065
Playtika Holding Corp. (a)	2,621	24,768
Roku, Inc. Class A (a)	24,019	1,334,015
Take-Two Interactive Software, Inc. (a)	7,859	931,134
The Walt Disney Co. (a)	476,013	50,714,425
Warner Bros Discovery, Inc. (a)	175,554	2,282,202
		103,010,370
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	218,970	20,694,855
Class C (a)	196,634	18,613,374
IAC, Inc. (a)	21,756	1,059,082
Match Group, Inc. (a)	5,021	216,907
Meta Platforms, Inc. Class A (a)	505,296	47,073,375
Pinterest, Inc. Class A (a)	128,523	3,161,666
TripAdvisor, Inc. (a)(b)	26,250	620,025
		91,439,284
Media - 1.3%
Altice U.S.A., Inc. Class A (a)(b)	58,516	386,791
Cable One, Inc.	630	541,441
Comcast Corp. Class A	1,226,224	38,920,350
DISH Network Corp. Class A (a)	70,074	1,044,803
Fox Corp.:
Class A	84,208	2,431,085
Class B	39,844	1,083,757
Interpublic Group of Companies, Inc.	109,971	3,276,036
Liberty Broadband Corp.:
Class A (a)	2,647	225,842
Class C (a)	18,572	1,568,034
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	49,897	2,880,554
Liberty Media Class A (a)	5,156	268,215
Liberty SiriusXM Series A (a)(b)	14,982	635,836
Liberty SiriusXM Series C (a)	31,421	1,325,652
News Corp.:
Class A	108,136	1,824,254
Class B	33,586	575,328
Nexstar Broadcasting Group, Inc. Class A (b)	9,480	1,623,924
Omnicom Group, Inc.	56,913	4,140,421
Paramount Global:
Class A (b)	2,149	45,301
Class B (b)	161,792	2,964,029
Sirius XM Holdings, Inc. (b)	196,266	1,185,447
The New York Times Co. Class A	45,989	1,331,841
		68,278,941
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	166,811	25,281,875
TOTAL COMMUNICATION SERVICES		372,257,564
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.2%
Aptiv PLC (a)	56,649	5,159,024
BorgWarner, Inc.	66,017	2,477,618
Gentex Corp.	65,708	1,740,605
Lear Corp.	16,642	2,308,412
QuantumScape Corp. Class A (a)(b)	70,726	589,148
		12,274,807
Automobiles - 0.8%
Ford Motor Co.	1,103,399	14,752,445
General Motors Co.	407,138	15,980,167
Harley-Davidson, Inc.	37,623	1,617,789
Lucid Group, Inc. Class A (a)(b)	9,071	129,625
Rivian Automotive, Inc. (b)	145,356	5,083,099
Thor Industries, Inc. (b)	14,800	1,205,756
		38,768,881
Distributors - 0.2%
Genuine Parts Co.	35,693	6,348,357
LKQ Corp.	71,809	3,995,453
		10,343,810
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	58,466	494,622
Bright Horizons Family Solutions, Inc. (a)(b)	11,550	754,446
Grand Canyon Education, Inc. (a)	8,798	885,343
H&R Block, Inc.	7,762	319,406
Mister Car Wash, Inc. (a)(b)	5,875	51,876
Service Corp. International	43,176	2,616,897
		5,122,590
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	64,835	2,366,478
Boyd Gaming Corp.	21,859	1,262,576
Caesars Entertainment, Inc. (a)	18,019	787,971
Carnival Corp. (a)(b)	267,751	2,425,824
Darden Restaurants, Inc.	9,246	1,323,472
Domino's Pizza, Inc.	2,703	898,045
Hilton Worldwide Holdings, Inc.	20,937	2,831,939
Hyatt Hotels Corp. Class A (a)(b)	13,794	1,299,533
Las Vegas Sands Corp. (a)	58,014	2,205,112
Marriott Vacations Worldwide Corp. (b)	10,721	1,584,135
McDonald's Corp.	156,647	42,711,371
MGM Resorts International	91,841	3,266,784
Norwegian Cruise Line Holdings Ltd. (a)(b)	108,314	1,829,423
Penn Entertainment, Inc. (a)	44,163	1,461,795
Planet Fitness, Inc. (a)	6,208	406,500
Royal Caribbean Cruises Ltd. (a)(b)	61,612	3,288,849
Six Flags Entertainment Corp. (a)	10,397	231,853
Starbucks Corp.	205,493	17,793,639
Travel+Leisure Co.	6,465	245,541
Vail Resorts, Inc.	607	133,012
Wyndham Hotels & Resorts, Inc. (b)	7,597	576,840
Wynn Resorts Ltd. (a)	25,478	1,628,044
Yum! Brands, Inc.	70,888	8,382,506
		98,941,242
Household Durables - 0.5%
D.R. Horton, Inc.	42,446	3,263,248
Garmin Ltd.	43,123	3,796,549
Leggett & Platt, Inc. (b)	37,211	1,255,871
Lennar Corp.:
Class A	70,250	5,669,175
Class B	4,015	261,858
Mohawk Industries, Inc. (a)	14,709	1,393,678
Newell Brands, Inc.	105,581	1,458,074
NVR, Inc. (a)	235	995,871
PulteGroup, Inc.	39,232	1,568,888
Tempur Sealy International, Inc. (b)	46,997	1,263,749
Toll Brothers, Inc.	14,520	625,522
TopBuild Corp. (a)	1,409	239,727
Whirlpool Corp. (b)	14,916	2,061,988
		23,854,198
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc. (a)(b)	8,040	349,981
eBay, Inc.	133,788	5,330,114
Lyft, Inc. (a)	17,358	254,121
Uber Technologies, Inc. (a)	70,887	1,883,468
Wayfair LLC Class A (a)(b)	7,961	301,881
		8,119,565
Leisure Products - 0.1%
Brunswick Corp. (b)	17,119	1,209,800
Hasbro, Inc.	36,746	2,397,677
Mattel, Inc. (a)	50,928	965,595
Peloton Interactive, Inc. Class A (a)(b)	84,475	709,590
Polaris, Inc. (b)	4,093	415,849
		5,698,511
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	41,017	6,501,195
Kohl's Corp.	35,791	1,071,940
Macy's, Inc.	75,377	1,571,610
Nordstrom, Inc. (b)	4,456	90,635
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,565	927,640
Target Corp.	58,224	9,563,292
		19,726,312
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	15,731	2,987,632
AutoNation, Inc. (a)(b)	10,648	1,131,989
AutoZone, Inc. (a)	501	1,268,973
Bath & Body Works, Inc.	63,993	2,136,086
Best Buy Co., Inc.	38,629	2,642,610
Burlington Stores, Inc. (a)	1,160	165,834
CarMax, Inc. (a)(b)	39,662	2,499,103
Dick's Sporting Goods, Inc. (b)	15,217	1,731,086
GameStop Corp. Class A (b)	75,082	2,125,571
Gap, Inc. (b)	55,318	623,434
Leslie's, Inc. (a)(b)	4,765	66,901
Lithia Motors, Inc. Class A (sub. vtg.) (b)	7,583	1,502,571
Lowe's Companies, Inc.	24,530	4,782,124
O'Reilly Automotive, Inc. (a)	10,392	8,699,871
Penske Automotive Group, Inc. (b)	7,507	837,931
Petco Health & Wellness Co., Inc. (a)(b)	22,513	237,062
RH (a)	3,462	879,106
Ross Stores, Inc.	55,628	5,323,043
The Home Depot, Inc.	121,516	35,984,533
Victoria's Secret & Co. (a)	6,593	247,897
Williams-Sonoma, Inc. (b)	3,993	494,453
		76,367,810
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	37,639	1,719,350
Carter's, Inc. (b)	10,659	723,426
Columbia Sportswear Co. (b)	10,071	750,290
Deckers Outdoor Corp. (a)	862	301,640
Hanesbrands, Inc. (b)	97,467	664,725
PVH Corp.	18,782	963,892
Ralph Lauren Corp.	11,836	1,097,079
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	31,764	1,093,635
Tapestry, Inc.	60,938	1,930,516
Under Armour, Inc.:
Class A (sub. vtg.) (a)	50,192	373,930
Class C (non-vtg.) (a)	58,933	386,600
VF Corp. (b)	97,780	2,762,285
		12,767,368
TOTAL CONSUMER DISCRETIONARY		311,985,094
CONSUMER STAPLES - 7.2%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	129	48,154
Brown-Forman Corp.:
Class A (b)	5,329	366,475
Class B (non-vtg.)	21,067	1,432,556
Constellation Brands, Inc. Class A (sub. vtg.)	42,397	10,475,451
Keurig Dr. Pepper, Inc.	239,949	9,319,619
Molson Coors Beverage Co. Class B	48,959	2,469,002
Monster Beverage Corp. (a)	7,804	731,391
PepsiCo, Inc.	60,001	10,894,982
The Coca-Cola Co.	273,331	16,358,860
		52,096,490
Food & Staples Retailing - 1.6%
Albertsons Companies, Inc.	47,070	965,406
BJ's Wholesale Club Holdings, Inc. (a)	13,829	1,070,365
Casey's General Stores, Inc.	10,367	2,412,505
Grocery Outlet Holding Corp. (a)	22,846	789,786
Kroger Co.	183,453	8,675,492
Performance Food Group Co. (a)(b)	29,391	1,529,508
U.S. Foods Holding Corp. (a)	56,442	1,679,714
Walgreens Boots Alliance, Inc.	200,730	7,326,645
Walmart, Inc.	403,658	57,452,643
		81,902,064
Food Products - 2.0%
Archer Daniels Midland Co.	156,750	15,201,615
Bunge Ltd.	39,191	3,868,152
Campbell Soup Co.	54,220	2,868,780
Conagra Brands, Inc.	131,673	4,832,399
Darling Ingredients, Inc. (a)	41,662	3,269,634
Flowers Foods, Inc.	52,419	1,504,949
Freshpet, Inc. (a)(b)	5,607	330,533
General Mills, Inc.	166,761	13,604,362
Hormel Foods Corp.	80,194	3,725,011
Ingredion, Inc.	18,330	1,633,570
Kellogg Co.	31,915	2,451,710
McCormick & Co., Inc. (non-vtg.)	70,125	5,514,630
Mondelez International, Inc.	386,873	23,784,952
Pilgrim's Pride Corp. (a)	6,338	146,091
Post Holdings, Inc. (a)	15,297	1,383,155
Seaboard Corp.	71	265,993
The Hershey Co.	5,431	1,296,760
The J.M. Smucker Co.	28,834	4,344,130
The Kraft Heinz Co.	195,540	7,522,424
Tyson Foods, Inc. Class A	79,690	5,446,812
		102,995,662
Household Products - 1.3%
Church & Dwight Co., Inc.	37,156	2,754,374
Colgate-Palmolive Co.	89,238	6,589,334
Kimberly-Clark Corp.	38,331	4,770,676
Procter & Gamble Co.	384,138	51,731,864
Reynolds Consumer Products, Inc. (b)	15,188	463,842
Spectrum Brands Holdings, Inc.	11,145	514,230
The Clorox Co.	5,895	860,906
		67,685,226
Personal Products - 0.0%
Coty, Inc. Class A (a)	96,970	650,669
Tobacco - 1.3%
Altria Group, Inc.	507,142	23,465,460
Philip Morris International, Inc.	433,898	39,853,531
		63,318,991
TOTAL CONSUMER STAPLES		368,649,102
ENERGY - 8.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	266,177	7,362,456
Halliburton Co.	137,496	5,007,604
NOV, Inc. (b)	109,465	2,452,016
Schlumberger Ltd.	395,462	20,575,888
		35,397,964
Oil, Gas & Consumable Fuels - 8.1%
Antero Midstream GP LP (b)	94,030	1,001,420
Antero Resources Corp. (a)(b)	28,234	1,035,058
APA Corp.	91,009	4,137,269
Cheniere Energy, Inc.	29,595	5,220,854
Chesapeake Energy Corp. (b)	33,872	3,464,089
Chevron Corp.	550,282	99,546,014
ConocoPhillips Co.	356,567	44,959,533
Continental Resources, Inc.	2,490	184,185
Coterra Energy, Inc.	183,751	5,720,169
Devon Energy Corp.	94,054	7,275,077
Diamondback Energy, Inc.	20,767	3,262,703
DT Midstream, Inc.	27,102	1,617,989
EOG Resources, Inc.	44,046	6,013,160
EQT Corp.	103,079	4,312,825
Exxon Mobil Corp.	1,167,753	129,398,710
Hess Corp.	17,095	2,411,763
HF Sinclair Corp. (b)	40,757	2,493,106
Kinder Morgan, Inc.	556,016	10,075,010
Marathon Oil Corp.	188,941	5,753,253
Marathon Petroleum Corp.	139,361	15,834,197
Occidental Petroleum Corp.	39,851	2,893,183
ONEOK, Inc.	110,305	6,543,293
Ovintiv, Inc.	20,586	1,042,681
PDC Energy, Inc.	12,278	885,735
Phillips 66 Co.	134,634	14,040,980
Pioneer Natural Resources Co.	29,936	7,675,890
Range Resources Corp.	24,363	693,858
Southwestern Energy Co. (a)	289,160	2,003,879
The Williams Companies, Inc.	340,781	11,153,762
Valero Energy Corp.	110,026	13,813,764
		414,463,409
TOTAL ENERGY		449,861,373
FINANCIALS - 20.3%
Banks - 7.5%
Bank of America Corp.	1,966,633	70,877,453
Bank of Hawaii Corp. (b)	11,060	840,007
Bank OZK	31,272	1,344,071
BOK Financial Corp.	8,219	905,652
Citigroup, Inc.	542,012	24,856,670
Citizens Financial Group, Inc.	136,584	5,586,286
Comerica, Inc.	36,535	2,575,718
Commerce Bancshares, Inc.	30,630	2,169,829
Cullen/Frost Bankers, Inc. (b)	16,313	2,529,331
East West Bancorp, Inc.	39,553	2,830,808
Fifth Third Bancorp	190,599	6,802,478
First Citizens Bancshares, Inc.	2,566	2,109,560
First Hawaiian, Inc.	35,723	913,794
First Horizon National Corp.	148,000	3,627,480
First Republic Bank	50,865	6,108,887
FNB Corp., Pennsylvania	97,588	1,410,147
Huntington Bancshares, Inc.	401,453	6,094,057
JPMorgan Chase & Co.	816,742	102,811,483
KeyCorp	259,915	4,644,681
M&T Bank Corp.	48,930	8,238,344
PacWest Bancorp	32,504	808,049
Pinnacle Financial Partners, Inc. (b)	20,960	1,739,470
PNC Financial Services Group, Inc.	115,581	18,704,473
Popular, Inc.	20,556	1,453,720
Prosperity Bancshares, Inc. (b)	24,486	1,752,463
Regions Financial Corp.	261,466	5,739,179
Signature Bank	16,446	2,607,184
SVB Financial Group (a)	5,943	1,372,595
Synovus Financial Corp.	40,265	1,604,560
Truist Financial Corp.	372,190	16,670,390
U.S. Bancorp	375,709	15,948,847
Umpqua Holdings Corp.	60,427	1,201,289
Webster Financial Corp.	48,841	2,650,113
Wells Fargo & Co.	1,061,940	48,838,621
Western Alliance Bancorp.	11,474	770,709
Wintrust Financial Corp.	16,755	1,568,603
Zions Bancorp NA	41,654	2,163,509
		382,870,510
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	10,609	1,317,213
Ameriprise Financial, Inc.	10,942	3,382,391
Bank of New York Mellon Corp.	205,509	8,653,984
BlackRock, Inc. Class A	42,016	27,138,555
Carlyle Group LP	57,904	1,637,525
Cboe Global Markets, Inc.	29,612	3,686,694
Charles Schwab Corp.	189,392	15,088,861
CME Group, Inc.	100,410	17,401,053
Coinbase Global, Inc. (a)(b)	44,159	2,925,534
Evercore, Inc. Class A	10,197	1,071,705
Franklin Resources, Inc. (b)	79,806	1,871,451
Goldman Sachs Group, Inc.	93,142	32,088,350
Interactive Brokers Group, Inc.	25,970	2,081,496
Intercontinental Exchange, Inc.	154,490	14,764,609
Invesco Ltd.	104,432	1,599,898
Janus Henderson Group PLC	38,038	866,125
Jefferies Financial Group, Inc.	56,870	1,956,897
KKR & Co. LP	160,006	7,781,092
Lazard Ltd. Class A	24,995	942,561
Moody's Corp.	2,550	675,419
Morgan Stanley	350,658	28,813,568
Morningstar, Inc.	654	151,846
MSCI, Inc.	5,447	2,553,880
NASDAQ, Inc.	96,180	5,986,243
Northern Trust Corp.	57,498	4,849,956
Raymond James Financial, Inc.	50,086	5,917,160
Robinhood Markets, Inc. (a)(b)	157,183	1,835,897
S&P Global, Inc.	93,313	29,976,801
SEI Investments Co.	28,759	1,561,614
State Street Corp.	102,638	7,595,212
Stifel Financial Corp.	28,893	1,787,610
T. Rowe Price Group, Inc. (b)	62,608	6,646,465
Tradeweb Markets, Inc. Class A	11,084	610,507
Virtu Financial, Inc. Class A	27,241	609,654
		245,827,826
Consumer Finance - 1.1%
Ally Financial, Inc. (b)	86,218	2,376,168
American Express Co.	157,955	23,448,420
Capital One Financial Corp.	106,544	11,295,795
Credit Acceptance Corp. (a)(b)	1,690	786,898
Discover Financial Services	76,336	7,974,059
OneMain Holdings, Inc. (b)	32,483	1,252,544
SLM Corp.	69,942	1,160,338
SoFi Technologies, Inc. (a)(b)	222,354	1,209,606
Synchrony Financial	134,291	4,775,388
Upstart Holdings, Inc. (a)(b)	15,957	369,883
		54,649,099
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	30,578	1,692,798
Berkshire Hathaway, Inc. Class B (a)	505,175	149,072,080
Equitable Holdings, Inc.	104,649	3,204,352
Voya Financial, Inc. (b)	27,221	1,860,828
		155,830,058
Insurance - 3.7%
AFLAC, Inc.	175,319	11,415,020
Allstate Corp.	75,370	9,515,463
American Financial Group, Inc.	18,819	2,730,825
American International Group, Inc.	212,906	12,135,642
Aon PLC	3,416	961,570
Arch Capital Group Ltd. (a)	66,877	3,845,428
Arthur J. Gallagher & Co.	51,572	9,648,090
Assurant, Inc.	13,974	1,898,508
Assured Guaranty Ltd.	16,630	984,330
Axis Capital Holdings Ltd.	21,761	1,189,674
Brighthouse Financial, Inc. (a)	19,937	1,137,805
Brown & Brown, Inc.	61,099	3,592,010
Chubb Ltd.	116,364	25,005,460
Cincinnati Financial Corp.	43,747	4,519,940
CNA Financial Corp.	7,628	318,088
Erie Indemnity Co. Class A	1,823	468,529
Everest Re Group Ltd.	7,521	2,426,726
Fidelity National Financial, Inc.	73,768	2,904,984
First American Financial Corp.	28,214	1,421,986
Globe Life, Inc.	25,011	2,889,271
Hanover Insurance Group, Inc. (b)	9,899	1,450,105
Hartford Financial Services Group, Inc.	90,227	6,533,337
Kemper Corp. (b)	17,764	846,810
Lincoln National Corp.	37,632	2,027,236
Loews Corp.	55,760	3,179,435
Markel Corp. (a)	2,881	3,474,774
Marsh & McLennan Companies, Inc.	15,016	2,424,934
MetLife, Inc.	187,995	13,763,114
Old Republic International Corp. (b)	79,080	1,835,447
Primerica, Inc. (b)	10,408	1,506,038
Principal Financial Group, Inc. (b)	68,996	6,080,617
Progressive Corp.	21,250	2,728,500
Prudential Financial, Inc.	104,987	11,043,583
Reinsurance Group of America, Inc.	18,688	2,750,313
RenaissanceRe Holdings Ltd. (b)	5,454	843,625
The Travelers Companies, Inc.	66,305	12,230,620
Unum Group	56,017	2,553,815
W.R. Berkley Corp.	57,584	4,283,098
White Mountains Insurance Group Ltd. (b)	788	1,115,926
Willis Towers Watson PLC	30,595	6,676,135
		186,356,811
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	146,072	1,200,712
Annaly Capital Management, Inc.	120,446	2,234,273
Rithm Capital Corp.	119,304	1,005,733
Starwood Property Trust, Inc.	81,686	1,687,633
		6,128,351
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	84,387	1,151,883
New York Community Bancorp, Inc. (b)	128,837	1,199,472
Rocket Companies, Inc. (b)	13,794	95,179
TFS Financial Corp.	14,010	196,841
UWM Holdings Corp. Class A (b)	2,515	8,249
		2,651,624
TOTAL FINANCIALS		1,034,314,279
HEALTH CARE - 17.0%
Biotechnology - 1.8%
Amgen, Inc.	23,923	6,467,583
Biogen, Inc. (a)	40,786	11,560,384
BioMarin Pharmaceutical, Inc. (a)	51,620	4,471,841
Exact Sciences Corp. (a)(b)	40,046	1,392,800
Exelixis, Inc. (a)	11,843	196,357
Gilead Sciences, Inc.	351,493	27,578,141
Horizon Therapeutics PLC (a)	4,398	274,083
Incyte Corp. (a)	6,892	512,351
Ionis Pharmaceuticals, Inc. (a)	3,200	141,440
Mirati Therapeutics, Inc. (a)	12,035	810,196
Moderna, Inc. (a)	88,923	13,367,795
Natera, Inc. (a)	1,701	79,879
Regeneron Pharmaceuticals, Inc. (a)	24,785	18,557,769
Repligen Corp. (a)	4,455	812,993
Ultragenyx Pharmaceutical, Inc. (a)	4,128	167,019
United Therapeutics Corp. (a)	12,475	2,875,862
Vertex Pharmaceuticals, Inc. (a)	4,009	1,250,808
		90,517,301
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	416,769	41,235,125
Align Technology, Inc. (a)	5,487	1,066,124
Baxter International, Inc.	118,870	6,460,585
Becton, Dickinson & Co.	79,500	18,759,615
Boston Scientific Corp. (a)	399,509	17,222,833
Dentsply Sirona, Inc.	59,930	1,847,043
Enovis Corp. (a)(b)	14,160	700,212
Envista Holdings Corp. (a)(b)	45,518	1,502,549
Globus Medical, Inc. (a)	19,929	1,335,243
Hologic, Inc. (a)	68,810	4,665,318
ICU Medical, Inc. (a)(b)	4,592	681,499
Integra LifeSciences Holdings Corp. (a)	20,255	1,017,814
Intuitive Surgical, Inc. (a)	7,916	1,951,057
Masimo Corp. (a)	3,118	410,329
Medtronic PLC	374,255	32,687,432
QuidelOrtho Corp. (a)	13,817	1,241,043
STERIS PLC	27,916	4,817,743
Stryker Corp.	45,743	10,486,125
Tandem Diabetes Care, Inc. (a)	1,134	63,674
Teleflex, Inc.	13,124	2,815,885
The Cooper Companies, Inc.	13,590	3,715,370
Zimmer Biomet Holdings, Inc.	58,692	6,652,738
		161,335,356
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)(b)	24,906	2,024,858
agilon health, Inc. (a)(b)	3,393	67,351
Amedisys, Inc. (a)	8,943	872,747
Cardinal Health, Inc.	76,215	5,784,719
Centene Corp. (a)	159,080	13,542,480
Chemed Corp.	2,631	1,228,335
Cigna Corp.	70,486	22,771,207
CVS Health Corp.	367,046	34,759,256
Elevance Health, Inc.	46,978	25,686,161
Encompass Health Corp.	27,389	1,491,057
Enhabit Home Health & Hospice (a)	13,696	170,104
HCA Holdings, Inc.	57,586	12,523,227
Henry Schein, Inc. (a)	37,814	2,588,746
Humana, Inc.	10,405	5,806,822
Laboratory Corp. of America Holdings	25,275	5,607,512
McKesson Corp.	32,654	12,714,488
Molina Healthcare, Inc. (a)	3,589	1,287,949
Oak Street Health, Inc. (a)(b)	32,580	659,093
Premier, Inc.	32,925	1,148,424
Quest Diagnostics, Inc.	32,720	4,700,228
Signify Health, Inc. (a)	18,757	548,267
Tenet Healthcare Corp. (a)	29,729	1,318,778
UnitedHealth Group, Inc.	23,572	13,085,996
Universal Health Services, Inc. Class B	17,775	2,059,589
		172,447,394
Health Care Technology - 0.0%
Certara, Inc. (a)	11,504	140,694
Definitive Healthcare Corp. (a)(b)	4,597	72,541
Doximity, Inc. (a)(b)	16,244	429,979
Teladoc Health, Inc. (a)(b)	40,599	1,203,354
		1,846,568
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	2,606	70,831
Agilent Technologies, Inc.	8,560	1,184,276
Avantor, Inc. (a)	12,117	244,400
Azenta, Inc.	20,714	919,702
Bio-Rad Laboratories, Inc. Class A (a)	5,980	2,103,226
Charles River Laboratories International, Inc. (a)	945	200,576
Danaher Corp.	168,936	42,516,123
Illumina, Inc. (a)	43,979	10,063,275
PerkinElmer, Inc. (b)	35,284	4,713,237
QIAGEN NV (a)	63,446	2,763,708
Syneos Health, Inc. (a)	23,644	1,191,185
Thermo Fisher Scientific, Inc.	96,195	49,441,344
		115,411,883
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	596,342	46,198,615
Catalent, Inc. (a)	32,514	2,137,145
Elanco Animal Health, Inc. (a)	124,540	1,642,683
Eli Lilly & Co.	43,884	15,889,958
Jazz Pharmaceuticals PLC (a)	17,041	2,450,325
Johnson & Johnson	736,932	128,204,060
Merck & Co., Inc.	411,551	41,648,961
Organon & Co.	71,071	1,860,639
Perrigo Co. PLC	37,559	1,512,877
Pfizer, Inc.	1,582,617	73,670,821
Royalty Pharma PLC	102,669	4,344,952
Viatris, Inc.	338,942	3,433,482
		322,994,518
TOTAL HEALTH CARE		864,553,020
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	4,270	621,029
BWX Technologies, Inc.	15,575	887,464
Curtiss-Wright Corp. (b)	10,708	1,797,124
General Dynamics Corp.	68,103	17,012,129
HEICO Corp.	776	126,209
HEICO Corp. Class A	1,409	179,366
Hexcel Corp. (b)	23,435	1,305,330
Howmet Aerospace, Inc.	94,579	3,362,283
Huntington Ingalls Industries, Inc.	8,586	2,207,203
L3Harris Technologies, Inc.	53,860	13,274,874
Mercury Systems, Inc. (a)(b)	15,906	769,850
Northrop Grumman Corp.	36,193	19,870,319
Raytheon Technologies Corp.	416,380	39,481,152
Spirit AeroSystems Holdings, Inc. Class A (b)	1,570	36,361
Textron, Inc.	59,096	4,044,530
The Boeing Co. (a)	105,718	15,065,872
TransDigm Group, Inc.	8,807	5,070,718
Woodward, Inc.	16,460	1,509,382
		126,621,195
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	24,974	2,440,459
Expeditors International of Washington, Inc.	31,522	3,084,428
FedEx Corp.	67,207	10,771,938
GXO Logistics, Inc. (a)(b)	26,323	961,842
United Parcel Service, Inc. Class B	22,230	3,729,527
		20,988,194
Airlines - 0.3%
Alaska Air Group, Inc. (a)	34,597	1,538,183
American Airlines Group, Inc. (a)(b)	180,649	2,561,603
Copa Holdings SA Class A (a)(b)	8,023	603,570
JetBlue Airways Corp. (a)	89,703	721,212
Southwest Airlines Co. (a)	165,663	6,021,850
United Airlines Holdings, Inc. (a)	91,236	3,930,447
		15,376,865
Building Products - 0.8%
A.O. Smith Corp. (b)	26,894	1,473,253
Allegion PLC	5,098	534,117
Armstrong World Industries, Inc.	5,431	410,421
Builders FirstSource, Inc. (a)(b)	43,134	2,659,642
Carlisle Companies, Inc.	2,258	539,210
Carrier Global Corp.	237,176	9,430,118
Fortune Brands Home & Security, Inc.	23,650	1,426,568
Hayward Holdings, Inc. (a)(b)	19,255	178,109
Johnson Controls International PLC	194,676	11,260,060
Lennox International, Inc.	8,935	2,086,948
Masco Corp.	59,739	2,764,124
Owens Corning (b)	27,100	2,320,031
The AZEK Co., Inc. (a)	31,114	544,806
Trane Technologies PLC	27,352	4,366,200
		39,993,607
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,623	693,914
Clean Harbors, Inc. (a)	14,256	1,745,790
Driven Brands Holdings, Inc. (a)	14,539	464,957
IAA, Inc. (a)(b)	6,401	242,790
MSA Safety, Inc. (b)	6,340	851,082
Republic Services, Inc.	54,002	7,161,745
Rollins, Inc.	4,796	201,816
Stericycle, Inc. (a)(b)	25,634	1,142,764
Tetra Tech, Inc.	8,777	1,240,015
Waste Management, Inc.	7,319	1,159,110
		14,903,983
Construction & Engineering - 0.2%
AECOM (b)	34,583	2,603,408
MasTec, Inc. (a)(b)	17,048	1,314,060
MDU Resources Group, Inc.	56,490	1,608,835
Quanta Services, Inc. (b)	18,071	2,566,805
Valmont Industries, Inc.	5,059	1,614,934
Willscot Mobile Mini Holdings (a)	27,235	1,158,305
		10,866,347
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,120	1,674,158
AMETEK, Inc.	64,461	8,358,013
Eaton Corp. PLC	111,750	16,770,323
Emerson Electric Co.	112,573	9,748,822
Hubbell, Inc. Class B	14,977	3,556,738
nVent Electric PLC	46,200	1,686,300
Plug Power, Inc. (a)(b)	73,072	1,167,691
Regal Rexnord Corp. (b)	18,743	2,371,739
Rockwell Automation, Inc.	10,573	2,699,287
Sensata Technologies, Inc. PLC	42,923	1,725,934
Sunrun, Inc. (a)	57,433	1,292,817
Vertiv Holdings Co. (b)	71,487	1,022,979
		52,074,801
Industrial Conglomerates - 1.4%
3M Co.	158,906	19,988,786
General Electric Co.	289,459	22,522,805
Honeywell International, Inc.	133,228	27,181,177
		69,692,768
Machinery - 1.9%
AGCO Corp.	15,068	1,870,994
Allison Transmission Holdings, Inc.	5,650	238,713
Caterpillar, Inc.	19,067	4,127,243
Crane Holdings Co. (b)	13,155	1,319,973
Cummins, Inc.	39,430	9,641,029
Donaldson Co., Inc. (b)	28,700	1,648,815
Dover Corp.	40,247	5,259,880
ESAB Corp.	14,177	528,802
Flowserve Corp. (b)	36,416	1,044,411
Fortive Corp.	100,354	6,412,621
Gates Industrial Corp. PLC (a)	30,180	336,507
Graco, Inc. (b)	14,739	1,025,540
IDEX Corp.	17,467	3,883,089
Illinois Tool Works, Inc.	8,761	1,870,736
Ingersoll Rand, Inc. (b)	113,637	5,738,669
ITT, Inc.	23,347	1,783,477
Middleby Corp. (a)	13,922	1,947,131
Nordson Corp.	12,410	2,792,250
Oshkosh Corp.	18,364	1,616,032
Otis Worldwide Corp.	103,936	7,342,039
PACCAR, Inc.	95,451	9,242,520
Parker Hannifin Corp.	27,678	8,043,780
Pentair PLC	46,018	1,976,473
Snap-On, Inc.	14,706	3,265,467
Stanley Black & Decker, Inc.	41,304	3,241,951
Timken Co.	17,430	1,242,585
Westinghouse Air Brake Tech Co.	50,636	4,723,326
Xylem, Inc.	43,091	4,413,811
		96,577,864
Marine - 0.0%
Kirby Corp. (a)(b)	16,694	1,164,407
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,479	1,969,810
Clarivate Analytics PLC (a)(b)	132,022	1,363,787
CoStar Group, Inc. (a)	94,211	7,793,134
Dun & Bradstreet Holdings, Inc. (b)	70,315	903,548
Equifax, Inc.	17,001	2,882,350
FTI Consulting, Inc. (a)(b)	5,467	850,829
Jacobs Solutions, Inc.	35,751	4,119,230
KBR, Inc. (b)	13,647	679,211
Leidos Holdings, Inc.	38,100	3,870,579
Manpower, Inc.	14,383	1,126,764
Robert Half International, Inc.	3,553	271,662
Science Applications International Corp. (b)	15,566	1,686,420
TransUnion Holding Co., Inc.	14,373	851,888
		28,369,212
Road & Rail - 0.7%
AMERCO	2,516	1,447,178
Avis Budget Group, Inc. (a)	8,317	1,966,638
CSX Corp.	447,989	13,018,560
Hertz Global Holdings, Inc.	56,971	1,048,266
J.B. Hunt Transport Services, Inc.	2,543	435,031
Knight-Swift Transportation Holdings, Inc. Class A	43,631	2,095,597
Landstar System, Inc.	1,103	172,311
Norfolk Southern Corp.	65,612	14,964,129
Ryder System, Inc.	13,826	1,113,131
Schneider National, Inc. Class B (b)	15,105	335,935
XPO Logistics, Inc. (a)(b)	26,452	1,368,626
		37,965,402
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (b)	29,053	1,025,280
Core & Main, Inc. (a)(b)	13,116	309,275
MSC Industrial Direct Co., Inc. Class A	12,921	1,072,185
SiteOne Landscape Supply, Inc. (a)(b)	4,878	565,214
United Rentals, Inc. (a)	10,569	3,336,739
Univar Solutions, Inc. (a)	45,967	1,171,239
Watsco, Inc.	4,340	1,175,966
WESCO International, Inc. (a)(b)	5,868	808,434
		9,464,332
TOTAL INDUSTRIALS		524,058,977
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.4%
Ciena Corp. (a)(b)	41,644	1,994,748
Cisco Systems, Inc.	1,164,225	52,890,742
F5, Inc. (a)	16,652	2,379,737
Juniper Networks, Inc.	89,382	2,735,089
Lumentum Holdings, Inc. (a)	19,282	1,435,545
Motorola Solutions, Inc.	46,066	11,503,141
Ubiquiti, Inc. (b)	1,188	411,939
ViaSat, Inc. (a)(b)	20,094	823,050
		74,173,991
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	40,306	3,056,404
Arrow Electronics, Inc. (a)(b)	16,981	1,719,496
Avnet, Inc.	26,309	1,057,359
Cognex Corp.	3,354	155,055
Coherent Corp. (a)	30,040	1,009,644
Corning, Inc.	198,770	6,394,431
IPG Photonics Corp. (a)	9,398	805,033
Jabil, Inc.	6,911	444,032
Keysight Technologies, Inc. (a)	3,711	646,271
Littelfuse, Inc.	6,760	1,488,890
National Instruments Corp. (b)	31,818	1,214,811
TD SYNNEX Corp.	11,920	1,090,799
Teledyne Technologies, Inc. (a)	12,954	5,155,433
Trimble, Inc. (a)	69,846	4,201,935
Vontier Corp.	16,646	317,939
Zebra Technologies Corp. Class A (a)	8,516	2,411,902
		31,169,434
IT Services - 2.4%
Affirm Holdings, Inc. (a)(b)	49,652	996,516
Akamai Technologies, Inc. (a)	43,801	3,868,942
Amdocs Ltd.	33,784	2,915,897
Automatic Data Processing, Inc.	9,587	2,317,178
Block, Inc. Class A (a)	147,808	8,878,827
Broadridge Financial Solutions, Inc.	3,003	450,630
Cognizant Technology Solutions Corp. Class A	145,611	9,064,285
Concentrix Corp.	12,072	1,475,561
DXC Technology Co. (a)	64,336	1,849,660
Euronet Worldwide, Inc. (a)	3,276	275,217
Fidelity National Information Services, Inc.	170,779	14,172,949
Fiserv, Inc. (a)	149,827	15,393,226
Genpact Ltd. (b)	23,831	1,155,804
Global Payments, Inc.	76,954	8,792,764
GoDaddy, Inc. (a)	37,728	3,033,331
IBM Corp.	83,660	11,569,341
Kyndryl Holdings, Inc. (a)(b)	56,594	547,264
Okta, Inc. (a)	36,045	2,022,845
PayPal Holdings, Inc. (a)	224,326	18,749,167
Snowflake, Inc. (a)	5,492	880,368
SS&C Technologies Holdings, Inc.	62,416	3,209,431
Switch, Inc. Class A	16,701	568,669
The Western Union Co. (b)	71,456	965,371
Twilio, Inc. Class A (a)	29,843	2,219,424
VeriSign, Inc. (a)	23,454	4,701,589
WEX, Inc. (a)(b)	3,404	558,733
Wix.com Ltd. (a)	3,334	280,389
		120,913,378
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	95,880	5,758,553
Analog Devices, Inc.	116,781	16,655,306
Cirrus Logic, Inc. (a)	15,568	1,044,924
First Solar, Inc. (a)	29,713	4,325,321
GlobalFoundries, Inc. (b)	13,442	762,161
Intel Corp.	1,145,856	32,576,686
Marvell Technology, Inc.	237,441	9,421,659
Microchip Technology, Inc.	21,979	1,356,983
Micron Technology, Inc.	250,174	13,534,413
MKS Instruments, Inc.	16,025	1,316,454
onsemi (a)	45,637	2,803,481
Qorvo, Inc. (a)	28,788	2,478,071
Skyworks Solutions, Inc.	44,984	3,869,074
Teradyne, Inc.	4,074	331,420
Texas Instruments, Inc.	81,325	13,063,235
Wolfspeed, Inc. (a)(b)	32,317	2,544,964
		111,842,705
Software - 1.7%
ANSYS, Inc. (a)	11,510	2,545,552
Bill.Com Holdings, Inc. (a)	27,292	3,639,661
Black Knight, Inc. (a)	39,205	2,370,726
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	28,951	270,113
Ceridian HCM Holding, Inc. (a)	31,004	2,052,155
Coupa Software, Inc. (a)	9,344	497,381
Dolby Laboratories, Inc. Class A	17,067	1,140,758
DoubleVerify Holdings, Inc. (a)	2,256	65,943
Dropbox, Inc. Class A (a)	5,164	112,317
Guidewire Software, Inc. (a)(b)	23,391	1,389,659
Informatica, Inc. (b)	8,415	162,914
Jamf Holding Corp. (a)(b)	2,520	59,648
Manhattan Associates, Inc. (a)	6,724	818,109
nCino, Inc. (a)(b)	15,621	491,749
NCR Corp. (a)(b)	33,704	716,547
NortonLifeLock, Inc.	102,585	2,311,240
Nutanix, Inc. Class A (a)	28,685	785,969
Oracle Corp.	132,577	10,350,286
Paycor HCM, Inc. (a)(b)	13,207	402,417
Procore Technologies, Inc. (a)(b)	5,471	299,045
Roper Technologies, Inc.	29,550	12,249,657
Salesforce.com, Inc. (a)	211,813	34,438,676
SentinelOne, Inc. (a)(b)	15,360	350,822
Teradata Corp. (a)(b)	13,111	414,176
Tyler Technologies, Inc. (a)	1,462	472,708
UiPath, Inc. Class A (a)(b)	94,761	1,198,727
Unity Software, Inc. (a)(b)	19,052	562,034
VMware, Inc. Class A (b)	29,982	3,373,874
Zoom Video Communications, Inc. Class A (a)	35,041	2,923,821
		86,466,684
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	61,371	2,356,646
Hewlett Packard Enterprise Co.	363,327	5,184,676
HP, Inc.	156,598	4,325,237
Western Digital Corp. (a)	87,682	3,013,630
		14,880,189
TOTAL INFORMATION TECHNOLOGY		439,446,381
MATERIALS - 4.1%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	61,987	15,521,545
Albemarle Corp.	15,880	4,444,336
Ashland, Inc.	14,165	1,486,192
Axalta Coating Systems Ltd. (a)	46,746	1,090,117
Celanese Corp. Class A	30,291	2,911,571
Corteva, Inc.	202,735	13,246,705
Dow, Inc.	201,099	9,399,367
DuPont de Nemours, Inc.	140,302	8,025,274
Eastman Chemical Co.	34,235	2,629,590
Ecolab, Inc.	8,122	1,275,723
Element Solutions, Inc.	63,897	1,099,028
FMC Corp.	23,182	2,756,340
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	197,831	540,079
Huntsman Corp.	53,455	1,430,456
International Flavors & Fragrances, Inc.	71,298	6,959,398
Linde PLC	111,135	33,045,992
LyondellBasell Industries NV Class A	71,890	5,495,991
NewMarket Corp.	1,653	503,074
Olin Corp.	37,397	1,980,171
PPG Industries, Inc.	30,919	3,530,331
RPM International, Inc.	33,874	3,203,464
The Chemours Co. LLC (b)	17,139	490,690
The Mosaic Co.	84,599	4,547,196
The Scotts Miracle-Gro Co. Class A (b)	7,428	341,019
Westlake Corp. (b)	9,230	892,080
		126,845,729
Construction Materials - 0.2%
Eagle Materials, Inc.	1,777	217,345
Martin Marietta Materials, Inc.	15,866	5,330,659
Vulcan Materials Co.	18,962	3,104,079
		8,652,083
Containers & Packaging - 0.5%
Amcor PLC	419,580	4,858,736
Aptargroup, Inc. (b)	18,313	1,815,734
Ardagh Group SA	5,448	42,385
Ardagh Metal Packaging SA (b)	28,075	124,653
Avery Dennison Corp.	8,768	1,486,614
Ball Corp.	51,932	2,564,921
Berry Global Group, Inc. (a)	18,106	856,776
Crown Holdings, Inc. (b)	3,870	265,443
Graphic Packaging Holding Co.	19,587	449,718
International Paper Co.	101,116	3,398,509
Packaging Corp. of America	25,846	3,106,948
Silgan Holdings, Inc. (b)	23,517	1,113,765
Sonoco Products Co.	27,214	1,689,445
WestRock Co.	70,886	2,414,377
		24,188,024
Metals & Mining - 0.9%
Alcoa Corp.	50,279	1,962,389
Cleveland-Cliffs, Inc. (a)	142,922	1,856,557
Freeport-McMoRan, Inc.	399,018	12,644,880
Newmont Corp.	222,370	9,410,698
Nucor Corp.	73,201	9,617,147
Reliance Steel & Aluminum Co.	16,779	3,380,633
Royal Gold, Inc. (b)	17,137	1,627,330
Southern Copper Corp. (b)	8,170	383,745
SSR Mining, Inc. (b)	59,293	818,243
Steel Dynamics, Inc.	48,433	4,555,124
United States Steel Corp.	65,738	1,338,426
		47,595,172
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	18,495	1,047,742
TOTAL MATERIALS		208,328,750
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	45,318	6,584,705
American Homes 4 Rent Class A	84,831	2,709,502
American Tower Corp.	30,270	6,271,641
Americold Realty Trust	75,172	1,822,921
Apartment Income (REIT) Corp.	39,570	1,520,675
AvalonBay Communities, Inc.	39,074	6,842,639
Boston Properties, Inc.	43,835	3,186,805
Brixmor Property Group, Inc.	83,419	1,777,659
Camden Property Trust (SBI)	26,560	3,069,008
Cousins Properties, Inc.	42,238	1,003,575
CubeSmart	62,517	2,617,587
Digital Realty Trust, Inc.	79,467	7,966,567
Douglas Emmett, Inc.	47,274	831,550
EastGroup Properties, Inc.	11,504	1,802,562
EPR Properties (b)	20,705	799,213
Equinix, Inc.	6,256	3,543,649
Equity Lifestyle Properties, Inc.	19,224	1,229,567
Equity Residential (SBI)	103,597	6,528,683
Essex Property Trust, Inc.	18,179	4,040,101
Extra Space Storage, Inc.	32,654	5,794,126
Federal Realty Investment Trust (SBI)	22,448	2,221,903
First Industrial Realty Trust, Inc.	36,842	1,754,784
Gaming & Leisure Properties	68,288	3,422,595
Healthcare Trust of America, Inc.	106,041	2,155,814
Healthpeak Properties, Inc.	150,831	3,579,220
Highwoods Properties, Inc. (SBI)	29,054	820,194
Host Hotels & Resorts, Inc.	198,006	3,738,353
Hudson Pacific Properties, Inc.	38,479	424,808
Invitation Homes, Inc.	170,711	5,409,832
Iron Mountain, Inc.	20,266	1,014,719
JBG SMITH Properties	29,881	588,058
Kilroy Realty Corp.	32,504	1,389,221
Kimco Realty Corp.	168,935	3,611,830
Lamar Advertising Co. Class A	2,902	267,651
Life Storage, Inc.	23,528	2,602,432
Medical Properties Trust, Inc.	166,102	1,901,868
Mid-America Apartment Communities, Inc.	32,115	5,056,507
National Retail Properties, Inc.	49,065	2,062,202
National Storage Affiliates Trust	23,744	1,012,919
Omega Healthcare Investors, Inc.	65,726	2,088,772
Park Hotels & Resorts, Inc.	62,337	815,368
Prologis (REIT), Inc.	257,755	28,546,366
Public Storage	9,012	2,791,467
Rayonier, Inc.	40,749	1,373,241
Realty Income Corp.	172,902	10,766,608
Regency Centers Corp.	47,927	2,900,063
Rexford Industrial Realty, Inc.	47,890	2,647,359
SBA Communications Corp. Class A	23,032	6,216,337
Simon Property Group, Inc.	47,000	5,122,060
SL Green Realty Corp. (b)	17,902	710,351
Spirit Realty Capital, Inc.	37,994	1,475,307
Store Capital Corp.	71,053	2,259,485
Sun Communities, Inc.	34,030	4,588,946
UDR, Inc.	90,560	3,600,666
Ventas, Inc.	111,682	4,370,117
VICI Properties, Inc.	269,110	8,616,902
Vornado Realty Trust (b)	49,345	1,164,049
Welltower Op	129,785	7,922,076
Weyerhaeuser Co.	208,262	6,441,544
WP Carey, Inc.	53,481	4,080,600
		221,475,329
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	45,894	3,255,720
Howard Hughes Corp. (a)(b)	10,243	628,408
Jones Lang LaSalle, Inc. (a)	13,350	2,123,852
Opendoor Technologies, Inc. (a)(b)	93,365	241,815
WeWork, Inc. (a)(b)	36,353	93,427
Zillow Group, Inc.:
Class A (a)	15,015	464,414
Class C (a)(b)	42,072	1,298,342
		8,105,978
TOTAL REAL ESTATE		229,581,307
UTILITIES - 5.5%
Electric Utilities - 3.5%
Alliant Energy Corp.	70,116	3,657,952
American Electric Power Co., Inc.	143,922	12,653,622
Avangrid, Inc. (b)	19,823	806,400
Constellation Energy Corp.	91,359	8,637,080
Duke Energy Corp.	215,583	20,088,024
Edison International	105,187	6,315,427
Entergy Corp.	56,792	6,084,695
Evergy, Inc.	62,182	3,801,186
Eversource Energy	96,414	7,354,460
Exelon Corp.	277,919	10,724,894
FirstEnergy Corp.	151,918	5,728,828
Hawaiian Electric Industries, Inc.	30,424	1,157,329
IDACORP, Inc. (b)	14,075	1,473,653
NextEra Energy, Inc.	549,746	42,605,315
NRG Energy, Inc. (b)	66,001	2,930,444
OGE Energy Corp.	55,848	2,045,712
PG&E Corp. (a)(b)	433,944	6,478,784
Pinnacle West Capital Corp.	31,573	2,122,021
PPL Corp.	206,173	5,461,523
Southern Co.	297,147	19,457,186
Xcel Energy, Inc.	152,585	9,934,809
		179,519,344
Gas Utilities - 0.2%
Atmos Energy Corp.	38,599	4,112,723
National Fuel Gas Co.	22,528	1,520,415
UGI Corp.	58,552	2,068,642
		7,701,780
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	35,713	1,108,174
The AES Corp.	153,031	4,003,291
Vistra Corp.	48,631	1,117,054
		6,228,519
Multi-Utilities - 1.5%
Ameren Corp.	72,002	5,869,603
CenterPoint Energy, Inc.	176,268	5,043,027
CMS Energy Corp.	80,993	4,620,651
Consolidated Edison, Inc.	99,288	8,733,372
Dominion Energy, Inc.	232,999	16,302,940
DTE Energy Co.	53,969	6,050,465
NiSource, Inc.	113,576	2,917,767
Public Service Enterprise Group, Inc.	139,309	7,811,056
Sempra Energy	88,059	13,291,625
WEC Energy Group, Inc.	88,292	8,063,708
		78,704,214
Water Utilities - 0.2%
American Water Works Co., Inc.	50,900	7,397,806
Essential Utilities, Inc.	64,722	2,862,007
		10,259,813
TOTAL UTILITIES		282,413,670
TOTAL COMMON STOCKS (Cost $3,928,779,367)		5,085,449,517

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $997,278)	1,000,000	990,474

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	30,504,911	30,511,012
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	159,040,182	159,056,086
TOTAL MONEY MARKET FUNDS (Cost $189,566,721)		189,567,098

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $4,119,343,366)	5,276,007,089
NET OTHER ASSETS (LIABILITIES) - (3.4)% (g)	(175,253,892)
NET ASSETS - 100.0%	5,100,753,197

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec 2022	9,125,050	587,859	587,859
CME E-mini S&P MidCap 400 Index Contracts (United States)	40	Dec 2022	9,758,400	776,934	776,934

TOTAL FUTURES CONTRACTS					1,364,793
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $990,474.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,100,103 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	16,406,949	555,946,991	541,842,928	156,491	-	-	30,511,012	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	69,339,940	780,270,737	690,554,591	462,663	-	-	159,056,086	0.4%
Total	85,746,889	1,336,217,728	1,232,397,519	619,154	-	-	189,567,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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